VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

February 27, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re: Voya Mutual Funds

(File Nos. 033-56094; 811-07428)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s Class A, Class C, Class I, Class O, Class P, Class R, Class R6, Class T, and Class W shares Prospectus; the Registrant’s Voya Diversified Emerging Markets Debt Fund’s Class A, Class C, Class I, and Class W shares Prospectus; the Registrant’s Voya Global Perspectives® Fund’s Class A, Class C, Class I, Class R, and Class W shares Prospectus; the Registrant’s Voya Global Bond Fund, Voya Global Real Estate Fund, Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, and Voya Multi-Manager International Factors Fund Class P3 shares Prospectus; the Registrant’s Class A, Class C, Class I, Class O, Class P, Class P3, Class R, Class R6, Class T, and Class W shares Statement of Additional Information (“SAI”); and the Registrant’s Voya Diversified Emerging Markets Debt Fund’s and Voya Global Perspectives® Fund’s Class A, Class C, Class I, Class O, Class R, and Class W shares SAI, each dated February 28, 2018, that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 209 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2018.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

Attachment

cc:                    Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza, Esq.

Ropes & Gray LLP